SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 14,584,171	$ 16,340,575	$ 17,673,473
Amount of the Group's revenue, percentage	100.00%	100.00%	100.00%
Trade receivables – contracts with customers	$ 3,015,429	$ 1,638,529	$ 4,963,636
Amount of the Group's accounts receivable, percentage	100.00%	100.00%	100.00%
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 5,498,478
Amount of the Group's revenue, percentage	37.70%
Trade receivables – contracts with customers	$ 1,939,732	$ 1,104,043
Amount of the Group's accounts receivable, percentage	64.30%	67.40%
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,166,542	$ 2,311,102
Amount of the Group's revenue, percentage	14.90%	14.10%
Trade receivables – contracts with customers	$ 449,169
Amount of the Group's accounts receivable, percentage	14.90%
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 3,738,420	$ 352,182
Amount of the Group's revenue, percentage		22.90%	2.00%
Trade receivables – contracts with customers	$ 88,353	$ 169,616	$ 13,962
Amount of the Group's accounts receivable, percentage	2.90%	10.40%	0.30%
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 540,511	$ 2,965,123	$ 569,270
Amount of the Group's revenue, percentage	3.70%	18.10%	3.20%
Trade receivables – contracts with customers			$ 2,738,407
Amount of the Group's accounts receivable, percentage			55.20%
Customer E [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 7,188,782
Amount of the Group's revenue, percentage			40.70%
Trade receivables – contracts with customers			$ 1,105,487
Amount of the Group's accounts receivable, percentage			22.30%
Customer F [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 2,445,840
Amount of the Group's revenue, percentage			13.80%